Form N-1A Supplement	Mar. 27, 2026
Quality Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Neuberger Berman Advisers Management Trust® (“AMT Funds”)

Quality Equity Portfolio (the “Quality Equity Portfolio”)

Neuberger Berman Equity Funds® (“Equity Funds”)

Neuberger Quality Equity Fund (the “Quality Equity Fund”)

Supplement to the Summary Prospectuses and Prospectuses of AMT Funds, each dated May 1, 2025, and Equity Funds, each dated December 18, 2025, each as amended and supplemented

The following changes apply to the Summary Prospectuses and Prospectuses for each of Quality Equity Fund and Quality Equity Portfolio (each, a “Fund” and collectively, the “Funds”):

1.	The following disclosure is hereby added as the third sentence of the seventh paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectuses and Prospectuses.

The Fund may invest in exchange traded funds (“ETFs”).

2.	The following risk is hereby added to the “Principal Investment Risks” section of each Fund’s Summary Prospectuses and Prospectuses.

Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. An ETF is subject to ETF specific risks and may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

The date of this supplement is March 27, 2026.

Please retain this supplement for future reference.

Neuberger Quality Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Neuberger Berman Advisers Management Trust® (“AMT Funds”)

Quality Equity Portfolio (the “Quality Equity Portfolio”)

Neuberger Berman Equity Funds® (“Equity Funds”)

Neuberger Quality Equity Fund (the “Quality Equity Fund”)

Supplement to the Summary Prospectuses and Prospectuses of AMT Funds, each dated May 1, 2025, and Equity Funds, each dated December 18, 2025, each as amended and supplemented

The following changes apply to the Summary Prospectuses and Prospectuses for each of Quality Equity Fund and Quality Equity Portfolio (each, a “Fund” and collectively, the “Funds”):

1.	The following disclosure is hereby added as the third sentence of the seventh paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectuses and Prospectuses.

The Fund may invest in exchange traded funds (“ETFs”).

2.	The following risk is hereby added to the “Principal Investment Risks” section of each Fund’s Summary Prospectuses and Prospectuses.

Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. An ETF is subject to ETF specific risks and may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

The date of this supplement is March 27, 2026.

Please retain this supplement for future reference.